FINANCIAL INVESTORS TRUST

     SUPPLEMENT DATED JANUARY 5, 2017 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR THE EMERALD SMALL CAP VALUE FUND (THE "FUND") DATED AUGUST 31, 2016

Effective January 3, 2017, Richard A. Giesen, Jr. is no longer serving as a Portfolio Manager of the Fund. Therefore, all references to Richard A. Giesen, Jr. in the Prospectus and Statement of Additional Information are hereby deleted as of that date. Steven E. Russell, Esq. and Ori Elan will remain as the Portfolio Managers of the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.